OTHER RECEIVABLES AND CURRENT ASSETS (Details) - USD ($)	May 31, 2020	Feb. 29, 2020	Feb. 28, 2019
Total	$ 25,108,438	$ 23,099,859	$ 17,548
Other Receivables And Current Assets [Member]
Other receivables	3,057,833	3,088,659	0
Other current assets	522,248	312,304	0
Total	$ 3,580,081	$ 3,400,963	$ 0